RISK MANAGEMENT - Regulatory capital management (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 18,508,842	$ 17,730,918
Basic ordinary equity	13,082,557	11,655,669
Basic additional equity	5,426,285	6,075,249
Market Risk	14,223,159	10,275,186
Credit Risk	129,836,198	120,604,192
Total assets weighted by risk	$ 144,059,357	$ 130,879,378
Total solvency risk index.	12.85%	13.55%
Basic solvency risk index.	9.08%	8.91%
Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 3,908,477	$ 3,917,005
Basic ordinary equity	3,202,018	3,166,981
Basic additional equity	706,459	750,024
Market Risk	1,401,440	1,754,924
Credit Risk	31,807,330	29,405,386
Total assets weighted by risk	$ 33,208,770	$ 31,160,310
Total solvency risk index.	11.77%	12.57%
Basic solvency risk index.	9.64%	10.16%
Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 2,384,460	$ 2,170,075
Basic ordinary equity	1,898,181	1,648,438
Basic additional equity	486,279	521,637
Market Risk	1,425,745	1,809,867
Credit Risk	21,015,333	19,624,155
Total assets weighted by risk	$ 22,441,078	$ 21,434,022
Total solvency risk index.	10.63%	10.12%
Basic solvency risk index.	8.46%	7.69%
Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 1,293,359	$ 1,176,179
Basic ordinary equity	1,174,605	1,106,529
Basic additional equity	118,754	69,650
Market Risk	644,799	421,379
Credit Risk	11,488,357	10,759,423
Total assets weighted by risk	$ 12,133,156	$ 11,180,802
Total solvency risk index.	10.66%	10.52%
Basic solvency risk index.	9.68%	9.90%
Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 4,032,713	$ 3,631,640
Basic ordinary equity	3,761,178	3,381,550
Basic additional equity	271,535	250,090
Market Risk	1,927,291	2,440,618
Credit Risk	10,102,536	7,834,598
Total assets weighted by risk	$ 12,029,827	$ 10,275,216
Total solvency risk index.	33.52%	35.34%
Basic solvency risk index.	31.27%	32.91%